Note 11 - Other Investments (Details) (USD $)	6 Months Ended		0 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Oct. 15, 2013 Payment-In-Kind Dividend Rate [Member]	Oct. 15, 2013 Euromar LLC Joint Venture (Member)
Note 11 - Other Investments (Details) [Line Items]
Escrow Deposit				$ 5,000,000
Preferred Stock, Dividend Rate, Percentage			19.00%
Dividend From Other Investments Receivable	671,196	196,196
Investment Income, Dividend	$ 475,000